PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

3.  PROPERTY AND EQUIPMENT

Property and equipment as of May 31, 2021 was comprised of the following:

	Estimated
	Useful Lives	May 31, 2021
Machinery and equipment	5 years	$7,994
Vehicles	5 years	115,684
Less: accumulated depreciation		(34,629)
		$89,049

Total depreciation expense was $6,184 for the three months ended May 31, 2021. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

3.  PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2020 and 2019 was comprised of the following:

	Estimated
	Useful Lives	December 31, 2020	December 31, 2019
Machinery and equipment	5 years	$7,994	$—
Vehicles	5 years	115,684	—
Less: accumulated depreciation		(24,323)	—
		$99,355	$—

Total depreciation expense was $24,323 and $0 for the years ended December 31, 2020 and 2019, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.